Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 USD ($) percent	Dec. 31, 2023 USD ($) percent	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” to our NEOs (as determined under SEC rules) and certain aspects of our financial performance for each of the last five completed fiscal years. In determining “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts reported in our Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table and as adjusted under the SEC’s methodology for the 2021 through 2025 fiscal years.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total NEOs(1)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income ($ millions)(5)	Operating Margin, as Adjusted(6)
2025	$37,749,569	$55,823,885	$16,491,550	$25,230,786	$167.24	$211.25	$5,553	44.1%
2024	$30,768,546	$56,483,706	$13,609,260	$36,574,292	$156.96	$200.58	$6,369	44.5%
2023	$26,939,474	$26,855,065	$15,627,388	$20,027,946	$121.40	$145.36	$5,502	41.7%
2022	$32,726,109	$(5,793,787)	$13,782,910	$(12,461,284)	$103.00	$110.59	$5,178	42.8%
2021	$32,587,335	$65,321,174	$14,814,344	$39,235,001	$129.39	$147.62	$5,901	46.8%

Company Selected Measure Name	Operating Margin, as adjusted
Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for Mr. Fink, who served as our CEO for the respective years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-CEO NEOs for the fiscal years noted below:
•2025: Messrs. Kapito, Goldstein, Small and Kushel.
•2024: Messrs. Kapito, Goldstein, Small and Kushel.
•2023: Messrs. Kapito, Goldstein, Wiedman, Small and Shedlin.
•2022: Messrs. Kapito, Goldstein, Kushel and Shedlin.
	•2021: Messrs. Kapito, Goldstein, Kushel and Shedlin.
Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P U.S. BMI Asset Management & Custody Banks Index (as reported in BlackRock’s Annual Report on Form 10-K) for each of the periods ending on December 31, 2025, 2024, 2023, 2022 and 2021, respectively, based on an initial fixed investment of $100 in such index on December 31, 2020. For 2025, represents the five-year TSR (2021-2025); for 2024, represents the four-year TSR (2021-2024); for 2023, represents the three-year TSR (2021-2023); for 2022, represents the two-year TSR (2021-2022); and for 2021, represents the one-year TSR (2021).
PEO Total Compensation Amount	$ 37,749,569	$ 30,768,546	$ 26,939,474	$ 32,726,109	$ 32,587,335
PEO Actually Paid Compensation Amount	$ 55,823,885	56,483,706	26,855,065	(5,793,787)	65,321,174
Adjustment To PEO Compensation, Footnote	Dollar amounts reflect “compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO NEOs for each of the 2021 through 2025 fiscal years. In determining the “compensation actually paid” to our NEOs, we are required by SEC rules to include various adjustments to amounts that have been reported in the Summary Compensation Table for 2025 and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. In particular, these adjustments include the deduction of grant date fair values of equity awards as reported in the Summary Compensation Table and the addition of equity award fair values measured at each fiscal year-end and upon vesting, as well as changes in fair value of outstanding unvested and vested awards from prior years. The reconciliation tables below detail the adjustments made to the Summary Compensation Table totals to arrive at these amounts. Because none of our NEOs participated in any Company-sponsored defined benefit pension program in the covered years, no pension-related adjustments have been included. These amounts do not reflect the year-end executive pay decisions made by the MDCC as detailed in the “NEO Total Annual Compensation Summary” on page 57. For information regarding the decisions made by the MDCC in regard to our NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above, including the discussion beginning on page 54 of this Proxy Statement.
CEO SUMMARY COMPENSATION TABLE TOTAL COMPENSATION TO COMPENSATION ACTUALLY PAID RECONCILIATION

Year	2025
CEO	Mr. Fink
Summary Compensation Table Total Compensation ($)	37,749,569
Less: Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(24,600,184)
Plus: Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	32,775,910
Plus/Less: Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	7,259,941
Plus/Less: Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	766,865
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—
Less: Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($)	—
Plus: Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation ($)	1,871,784
Compensation Actually Paid to CEO ($)	55,823,885
AVERAGE NON-CEO NEO SUMMARY COMPENSATION TABLE TOTAL COMPENSATION TO AVERAGE COMPENSATION ACTUALLY PAID RECONCILIATION

Year	2025 Average
Non-CEO NEOs	See note (1) above for NEO details
Average Summary Compensation Table Total Compensation ($)	16,491,550
Less: Average Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(10,386,573)
Plus: Average Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	13,774,612
Plus/Less: Average Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	4,228,927
Plus/Less: Average Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	300,012
Plus: Average Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—
Less: Average Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($)	—
Plus: Average Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Average Summary Compensation Table Total Compensation ($)	822,258
Average Compensation Actually Paid to Non-CEO NEOs ($)	25,230,786
With respect to the equity award fair value adjustments reflected in the reconciliation tables above, the valuation assumptions used are consistent with those used in BlackRock's audited financial statements in accordance with ASC Topic 718, updated as of each applicable measurement date. The following summarizes the valuation methodology by award type:
•BPIP award grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments to these values have been made using the stock price and projected vesting assumptions as of each subsequent measurement date. For this purpose, vesting assumptions reflect actual performance relative to the applicable performance targets through the applicable measurement date and target performance for the remaining years in the performance period (based on the award determination matrix for the BPIP award granted in the January following the applicable measurement date).
•RSU values represent fair values calculated using the stock price as of each measurement date.
	•Stock options represent performance-based option awards with vesting contingent on the NEOs’ continued service and BlackRock’s achievement of a stock price hurdle and positive Organic Revenue Growth. Stock option fair values for measurement dates prior to when the applicable price hurdle is achieved are calculated by a Monte Carlo simulation model with an embedded binomial lattice model, which accounts for the risk of non-achievement. For stock option fair values occurring after the achievement of the price hurdle, the values are calculated by a binomial lattice model only. The stock option binomial lattice modelling uses a consistent set of valuation inputs (including BlackRock stock price, volatility, and dividend rates, market risk free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable.
Non-PEO NEO Average Total Compensation Amount	$ 16,491,550	13,609,260	15,627,388	13,782,910	14,814,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,230,786	36,574,292	20,027,946	(12,461,284)	39,235,001
Adjustment to Non-PEO NEO Compensation Footnote	Dollar amounts reflect “compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO NEOs for each of the 2021 through 2025 fiscal years. In determining the “compensation actually paid” to our NEOs, we are required by SEC rules to include various adjustments to amounts that have been reported in the Summary Compensation Table for 2025 and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. In particular, these adjustments include the deduction of grant date fair values of equity awards as reported in the Summary Compensation Table and the addition of equity award fair values measured at each fiscal year-end and upon vesting, as well as changes in fair value of outstanding unvested and vested awards from prior years. The reconciliation tables below detail the adjustments made to the Summary Compensation Table totals to arrive at these amounts. Because none of our NEOs participated in any Company-sponsored defined benefit pension program in the covered years, no pension-related adjustments have been included. These amounts do not reflect the year-end executive pay decisions made by the MDCC as detailed in the “NEO Total Annual Compensation Summary” on page 57. For information regarding the decisions made by the MDCC in regard to our NEOs’ compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above, including the discussion beginning on page 54 of this Proxy Statement.
CEO SUMMARY COMPENSATION TABLE TOTAL COMPENSATION TO COMPENSATION ACTUALLY PAID RECONCILIATION

Year	2025
CEO	Mr. Fink
Summary Compensation Table Total Compensation ($)	37,749,569
Less: Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(24,600,184)
Plus: Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	32,775,910
Plus/Less: Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	7,259,941
Plus/Less: Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	766,865
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—
Less: Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($)	—
Plus: Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation ($)	1,871,784
Compensation Actually Paid to CEO ($)	55,823,885
AVERAGE NON-CEO NEO SUMMARY COMPENSATION TABLE TOTAL COMPENSATION TO AVERAGE COMPENSATION ACTUALLY PAID RECONCILIATION

Year	2025 Average
Non-CEO NEOs	See note (1) above for NEO details
Average Summary Compensation Table Total Compensation ($)	16,491,550
Less: Average Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(10,386,573)
Plus: Average Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	13,774,612
Plus/Less: Average Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	4,228,927
Plus/Less: Average Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	300,012
Plus: Average Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—
Less: Average Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($)	—
Plus: Average Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Average Summary Compensation Table Total Compensation ($)	822,258
Average Compensation Actually Paid to Non-CEO NEOs ($)	25,230,786
With respect to the equity award fair value adjustments reflected in the reconciliation tables above, the valuation assumptions used are consistent with those used in BlackRock's audited financial statements in accordance with ASC Topic 718, updated as of each applicable measurement date. The following summarizes the valuation methodology by award type:
•BPIP award grant date fair values are calculated using the stock price as of the grant date, assuming target performance. Adjustments to these values have been made using the stock price and projected vesting assumptions as of each subsequent measurement date. For this purpose, vesting assumptions reflect actual performance relative to the applicable performance targets through the applicable measurement date and target performance for the remaining years in the performance period (based on the award determination matrix for the BPIP award granted in the January following the applicable measurement date).
•RSU values represent fair values calculated using the stock price as of each measurement date.
	•Stock options represent performance-based option awards with vesting contingent on the NEOs’ continued service and BlackRock’s achievement of a stock price hurdle and positive Organic Revenue Growth. Stock option fair values for measurement dates prior to when the applicable price hurdle is achieved are calculated by a Monte Carlo simulation model with an embedded binomial lattice model, which accounts for the risk of non-achievement. For stock option fair values occurring after the achievement of the price hurdle, the values are calculated by a binomial lattice model only. The stock option binomial lattice modelling uses a consistent set of valuation inputs (including BlackRock stock price, volatility, and dividend rates, market risk free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable.
Compensation Actually Paid vs. Total Shareholder Return
The following chart shows that the “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2021 through 2025 fiscal years align to trends with BlackRock’s and our peer group’s (S&P U.S. BMI Asset Management & Custody Banks Index) cumulative TSR over the same period.

COMPENSATION ACTUALLY PAID VS. TSR

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income
The following chart shows that the “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2021 through 2025 fiscal years align to trends in net income attributable to BlackRock, Inc. over the same period.

COMPENSATION ACTUALLY PAID VS. NET INCOME(1)

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	Net Income(1)

Compensation Actually Paid vs. Company Selected Measure
The following chart shows that “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2021 through 2025 fiscal years align to trends with BlackRock’s Operating Margin, as adjusted, over the same period.

COMPENSATION ACTUALLY PAID VS. OPERATING MARGIN, AS ADJUSTED(2)

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Non-CEO NEOs	Operating Margin, as adjusted(2)
(1)Reflects net income attributable to BlackRock, Inc. in the Company’s Consolidated Statements of Income included in BlackRock’s Annual Reports on Form 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.
	(2)BlackRock’s Company-Selected Measure is Operating Margin, as adjusted. For reconciliation with GAAP for 2023-2025, please see Annex A. For reconciliation with GAAP for 2022 and 2021, please see page 37 of BlackRock’s Annual Report on Form 10-K for the year ended December 31, 2022.
Tabular List, Table
List of Most Important Measures
The following table presents the most important financial performance measures that we use to link “compensation actually paid” (as defined by SEC rules) to our NEOs for 2025 to our performance. Performance outcomes for each measure are generally assessed in the context of external market conditions, and may be considered relative to industry performance or over variable time horizons. These measures are not ranked.

Measure
Operating Margin, as adjusted(1)
Operating Income, as adjusted(1)
Net New Business
Organic Revenue Growth(2)
Total Shareholder Return(3)
(1)For reconciliation with GAAP, please see Annex A. Operating Margin measures the efficiency with which we convert revenue into operating earnings, while Operating Income measures the absolute level of operating earnings. Each serves a distinct role in the MDCC's assessment of management performance.
(2)Organic Revenue Growth is a measure of the estimated annual revenue impact of BlackRock’s total net new business in a given year, including net new technology services revenue, excluding the effect of market appreciation/(depreciation) and foreign exchange. Organic Revenue is not directly correlated with the actual revenue earned in a given year.
	(3)We assess performance based in part on BlackRock’s 1-year, 3-year and 5-year Total Shareholder Return. Total Shareholder Return is defined as the change in stock price plus reinvested dividends, measured through December 31, 2025, then annualized.
Total Shareholder Return Amount					129.39	$ 103.00	$ 121.40	$ 156.96	$ 167.24
Peer Group Total Shareholder Return Amount					147.62	$ 110.59	$ 145.36	$ 200.58	$ 211.25
Net Income (Loss)	$ 5,553,000,000	$ 6,369,000,000	$ 5,502,000,000	$ 5,178,000,000	$ 5,901,000,000
Company Selected Measure Amount | percent	0.441	0.445	0.417	0.428	0.468
PEO Name	Mr. Fink	Mr. Fink	Mr. Fink	Mr. Fink	Mr. Fink
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Margin, as adjusted(1)
Non-GAAP Measure Description	BlackRock’s Company-Selected Measure is Operating Margin, as adjusted. For reconciliation with GAAP for 2023-2025, please see Annex A. For reconciliation with GAAP for 2022 and 2021, please see page 37 of BlackRock’s Annual Report on Form 10-K for the year ended December 31, 2022.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income, as adjusted(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Net New Business
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Revenue Growth(2)
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return(3)
PEO | Less: Equity Award Values Reported in Summary Compensation Table for the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,600,184)
PEO | Plus: Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,775,910
PEO | Plus/Less: Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,259,941
PEO | Plus/Less: Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	766,865
PEO | Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Less: Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Plus: Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,871,784
Non-PEO NEO | Less: Average Equity Award Values Reported in Summary Compensation Table for the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,386,573)
Non-PEO NEO | Plus: Average Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,774,612
Non-PEO NEO | Plus/Less: Average Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,228,927
Non-PEO NEO | Plus/Less: Average Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,012
Non-PEO NEO | Plus: Average Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Less: Average Fair Value as of Prior Year-End of Equity Awards Forfeited during the Covered Year ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Plus: Average Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Average Summary Compensation Table Total Compensation ($) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 822,258